                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2001
           Check here if Amendment [ ]: Amendment Number:_____________
                        This Amendment (Check only one.):
                                         [ ] is a restatement.
                                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:             Neil Druker
Address:          Two International Place
                  24th Floor
                  Boston, Massachusetts  02110

Form 13F File Number:  28-06049
                       --------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:         Neil Druker
Title:                     Institutional Manager
Phone:                     (617) 856-8932
Signature, Place, and Date of Signing:

/s/ Neil Druker
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(Signature)

Boston, Massachusetts
-------------------------------------------------------------------------------
(City, State)

April 24, 2001
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(Date)


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.



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Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $127,759 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06051
                     --------
Name:    Peter Homans

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                                    FORM 13F

                                                                                Name of Reporting Manager
                                                                                                         ---------------------------
------------------------------------------------------------------------------------------------------------------------------------
                  Item 1:                        Item 2:          Item 3:           Item 4:                        Item 5:
Name of Issuer                              Title of Class     CUSIP number     Fair Market Value        Shares of Principal Amount
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL ALSTHOM                             SPONSORED ADR          013904305                 1,438                     50,000
M-SYSTEMS /FLASH DISK                       ORD                    M7061C100                   830                    117,500
TAIWAN SEMICONDUCTOR MFG CO                 ADR                    874039100                 1,965                    100,000
ADVANCED ENERGY INDS                        COM                    007973100                 1,291                     50,000
ADVANCED MICRO DEVICES INC                  COM                    007903107                 2,654                    100,000
ALTERA CORP                                 COM                    021441100                 1,604                     74,800
APPLE COMPUTER INC                          COM                    037833100                 2,207                    100,000
APPLIED MATERIALS INC                       COM                    038222105                 5,438                    125,000
ARIBA INC                                   COM                    04033V104                   791                    100,000
ARROW ELECTRONICS INC                       COM                    042735100                 5,085                    225,000
ATMEL CORP                                  COM                    049513104                 1,963                    200,000
AVANEX CORP                                 COM                    05348W109                 1,057                    100,000
AVNET INC                                   COM                    053807103                 3,075                    150,000
CABOT MICROELECTRONICS CORP                 COM                    12709P103                 1,106                     25,000
CHARTERED SEMICONDUCTOR MFG                 ADR                    16133R106                 1,419                     59,000
CIENA CORPORATION                           COM                    171779101                 6,263                    150,000
CIRRUS LOGIC INC                            COM                    172755100                   747                     50,000
DDI CORP                                    COM                    233162106                   844                     50,000
DOVER CORP                                  COM                    260003108                 4,480                    125,000
ECLIPSYS CORP                               COM                    278856109                 1,449                     74,300
EMC CORP-MASS                               COM                    268648102                 2,940                    100,000
EMCOR GROUP INC                             COM                    29084Q100                 1,087                     35,500
EXTREME NETWORKS INC                        COM                    30226D106                 1,993                    131,000
GUIDANT CORP                                COM                    401698105                 1,350                     30,000
HI / FN INC                                 COM                    428358105                   669                     40,000
I2 TECHNOLOGIES INC                         COM                    465754109                 1,450                    100,000
INTEL CORP                                  COM                    458140100                 2,631                    100,000
INTL BUSINESS MACHINES CORP                 COM                    459200101                 3,366                     35,000
INTL RECTIFIER CORP                         COM                    460254105                 4,050                    100,000
JDS UNIPHASE CORP                           COM                    46612J101                 3,688                    200,000
JUNIPER NETWORKS                            COM                    48203R104                 3,606                     95,000
LAM RESEARCH  CORP                          COM                    512807108                 1,781                     75,000
LEXMARK INTERNATIONAL GROUP                 CL A                   529771107                 9,104                    200,000
MAXIM INTEGRATED PRODUCTS INC               COM                    57772K101                 4,783                    115,000
MENTOR GRAPHICS CORP                        COM                    587200106                 1,547                     75,000
MICRON TECHNOLOGY INC                       COM                    595112103                 1,869                     45,000
NASDAQ 100 SHARES                           Unit Ser 1             631100104                 3,895                    100,000
NETWORK APPLIANCE INC                       COM                    64120L104                 1,009                     60,000
NOVELLUS SYSTEMS INC                        COM                    670008101                 4,056                    100,000
QUALCOMM INC                                COM                    747525103                 3,114                     55,000
RAMBUS INC-DEL                              COM                    750917106                 2,070                    100,000
RATIONAL SOFTWARE CORP NEW                  COM                    75409P202                   894                     50,000
REDBACK NETWORK INC                         COM                    757209101                 1,029                     85,000
SANDISK CORP                                COM                    80004C101                 2,241                    110,000
SMARTFORCE PUB LTD CO                       ADR                    83170A206                 1,255                     55,000
SYCAMORE NETWORKS INC                       COM                    871206108                   991                    100,000
TELLABS INC                                 COM                    879664100                 2,995                     75,000
TYCO INTERNATIONAL LTD NEW                  COM                    902124106                 3,161                     75,000
VERITAS SOFTWARE CORP                       COM                    923436109                 2,152                     50,000
WESTERN DIGITAL CORP                        COM                    958102105                   550                    100,000
XILINX INC.                                 COM                    983919101                 5,541                    150,000
MICREL INC                                  COM                    594793101                   612                     21,900
RETEK INC                                   COM                    76128Q109                   578                     30,000

                                        -------------------------------------------------------------------------------------------
                                                                       Item 6:
                                        --------------------------------------------------------------------      Item 7:
                                        (a) Sole   (b) Shared As Defined In Instr. VI     (c) Shared-Other     Other Managers
                                        -------------------------------------------------------------------------------------------
ALCATEL ALSTHOM                                                                                 X                   one
M-SYSTEMS /FLASH DISK                                                                           X                   one
TAIWAN SEMICONDUCTOR MFG CO                                                                     X                   one
ADVANCED ENERGY INDS                                                                            X                   one
ADVANCED MICRO DEVICES INC                                                                      X                   one
ALTERA CORP                                                                                     X                   one
APPLE COMPUTER INC                                                                              X                   one
APPLIED MATERIALS INC                                                                           X                   one
ARIBA INC                                                                                       X                   one
ARROW ELECTRONICS INC                                                                           X                   one
ATMEL CORP                                                                                      X                   one
AVANEX CORP                                                                                     X                   one
AVNET INC                                                                                       X                   one
CABOT MICROELECTRONICS CORP                                                                     X                   one
CHARTERED SEMICONDUCTOR MFG                                                                     X                   one
CIENA CORPORATION                                                                               X                   one
CIRRUS LOGIC INC                                                                                X                   one
DDI CORP                                                                                        X                   one
DOVER CORP                                                                                      X                   one
ECLIPSYS CORP                                                                                   X                   one
EMC CORP-MASS                                                                                   X                   one
EMCOR GROUP INC                                                                                 X                   one
EXTREME NETWORKS INC                                                                            X                   one
GUIDANT CORP                                                                                    X                   one
HI / FN INC                                                                                     X                   one
I2 TECHNOLOGIES INC                                                                             X                   one
INTEL CORP                                                                                      X                   one
INTL BUSINESS MACHINES CORP                                                                     X                   one
INTL RECTIFIER CORP                                                                             X                   one
JDS UNIPHASE CORP                                                                               X                   one
JUNIPER NETWORKS                                                                                X                   one
LAM RESEARCH  CORP                                                                              X                   one
LEXMARK INTERNATIONAL GROUP                                                                     X                   one
MAXIM INTEGRATED PRODUCTS INC                                                                   X                   one
MENTOR GRAPHICS CORP                                                                            X                   one
MICRON TECHNOLOGY INC                                                                           X                   one
NASDAQ 100 SHARES                                                                               X                   one
NETWORK APPLIANCE INC                                                                           X                   one
NOVELLUS SYSTEMS INC                                                                            X                   one
QUALCOMM INC                                                                                    X                   one
RAMBUS INC-DEL                                                                                  X                   one
RATIONAL SOFTWARE CORP NEW                                                                      X                   one
REDBACK NETWORK INC                                                                             X                   one
SANDISK CORP                                                                                    X                   one
SMARTFORCE PUB LTD CO                                                                           X                   one
SYCAMORE NETWORKS INC                                                                           X                   one
TELLABS INC                                                                                     X                   one
TYCO INTERNATIONAL LTD NEW                                                                      X                   one
VERITAS SOFTWARE CORP                                                                           X                   one
WESTERN DIGITAL CORP                                                                            X                   one
XILINX INC.                                                                                     X                   one
MICREL INC                                                                                      X                   one
RETEK INC                                                                                       X                   one

                                        --------------------------------------------
                                                        Item 8:
                                        --------------------------------------------
                                        (a) Sole          (b) Shared      (c) None
                                        --------------------------------------------
ALCATEL ALSTHOM                                 50,000
M-SYSTEMS /FLASH DISK                          117,500
TAIWAN SEMICONDUCTOR MFG CO                    100,000
ADVANCED ENERGY INDS                            50,000
ADVANCED MICRO DEVICES INC                     100,000
ALTERA CORP                                     74,800
APPLE COMPUTER INC                             100,000
APPLIED MATERIALS INC                          125,000
ARIBA INC                                      100,000
ARROW ELECTRONICS INC                          225,000
ATMEL CORP                                     200,000
AVANEX CORP                                    100,000
AVNET INC                                      150,000
CABOT MICROELECTRONICS CORP                     25,000
CHARTERED SEMICONDUCTOR MFG                     59,000
CIENA CORPORATION                              150,000
CIRRUS LOGIC INC                                50,000
DDI CORP                                        50,000
DOVER CORP                                     125,000
ECLIPSYS CORP                                   74,300
EMC CORP-MASS                                  100,000
EMCOR GROUP INC                                 35,500
EXTREME NETWORKS INC                           131,000
GUIDANT CORP                                    30,000
HI / FN INC                                     40,000
I2 TECHNOLOGIES INC                            100,000
INTEL CORP                                     100,000
INTL BUSINESS MACHINES CORP                     35,000
INTL RECTIFIER CORP                            100,000
JDS UNIPHASE CORP                              200,000
JUNIPER NETWORKS                                95,000
LAM RESEARCH  CORP                              75,000
LEXMARK INTERNATIONAL GROUP                    200,000
MAXIM INTEGRATED PRODUCTS INC                  115,000
MENTOR GRAPHICS CORP                            75,000
MICRON TECHNOLOGY INC                           45,000
NASDAQ 100 SHARES                              100,000
NETWORK APPLIANCE INC                           60,000
NOVELLUS SYSTEMS INC                           100,000
QUALCOMM INC                                    55,000
RAMBUS INC-DEL                                 100,000
RATIONAL SOFTWARE CORP NEW                      50,000
REDBACK NETWORK INC                             85,000
SANDISK CORP                                   110,000
SMARTFORCE PUB LTD CO                           55,000
SYCAMORE NETWORKS INC                          100,000
TELLABS INC                                     75,000
TYCO INTERNATIONAL LTD NEW                      75,000
VERITAS SOFTWARE CORP                           50,000
WESTERN DIGITAL CORP                           100,000
XILINX INC.                                    150,000
MICREL INC                                      21,900
RETEK INC                                       30,000